PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9 .	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2016	2017
	RMB	RMB

Plant and building	127,601	127,608
Machinery and equipment	44,098	48,625
Furniture and office equipment	12,388	12,392
Motor vehicles	4,378	4,777
Total	188,465	193,402
Accumulated depreciation	(42,021)	(50,081)
Accumulated impairment	-	-
Construction in progress	5,615	1,511
Plant and equipment, net	152,059	144,832

Included in plant and building with net values of RMB 144,184 and RMB 37,720 have been pledged for bank loans as of September 30, 2016 and September 30, 2017.

The depreciation expenses for the years ended September 30, 2015, 2016 and 2017 were RMB
7,859
, RMB
8,805
, and RMB8,724, respectively.

Construction in progress mainly refers to the new seed incubation facilities under construction.